Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
USD [Member] | Year-End Spot Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1	1
USD [Member] | Average Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1	1
RMB [Member] | Year-End Spot Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.2993	7.0999	6.9646
RMB [Member] | Average Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.1957	7.0809	6.7261